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             [logo]  VALUE LINE MUTUAL FUNDS
                       220 EAST 42ND STREET
                   NEW YORK, NEW YORK 10017-5891
              PHONE: (212) 907-1500 / FAX: (212) 818-9672





                                                  January 10, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Value Line U.S. Government Fund, Inc.
          File #2-71928; 811-03171
          Rule 497(j)
          -------------------------------------



Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent post-effective amendment to its registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission.


                                                  Very truly yours,

                                                  /s/ Peter D. Lowenstein
                                                  -----------------------
                                                  Peter D. Lowenstein
                                                  Legal Counsel